Fair Values Of Assets And Liabilities (Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Goodwill [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Cyalume Reporting Unit			CTS Training	[1],[2]
Loss Recognized			$ 168	[2]
Fair Value			0	[2]
Patents [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Cyalume Reporting Unit	Chemical Light	[1],[3]	CTS Training	[1],[3]
Loss Recognized	5,277	[3]	174	[3]
Fair Value	2,154	[3]	17	[3]
Trade Name [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Cyalume Reporting Unit	Chemical Light	[1],[4]	CTS Training	[1],[4]
Loss Recognized	4,303	[4]	17	[4]
Fair Value	667	[4]	0	[4]
Non Compete Agreement [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Cyalume Reporting Unit			CTS Training	[1],[5]
Loss Recognized			34	[5]
Fair Value			0	[5]
Customer Relationships [Member]
Fair Value, Assets Measured on Non-Recurring Basis, Unobservable Input Reconciliation
Cyalume Reporting Unit			CTS Training	[1]
Loss Recognized			650
Fair Value			$ 60

[1]	The Company is managed as one operating segment with three reporting units: Chemical Light (the operations of CTI, CTSAS and CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products’ goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.
[2]	The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit’s forecasted after-tax cash flows.
[3]	The fair value of the impaired patent asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).
[4]	The fair value of the impaired trademarks and trade names asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).
[5]	The fair value of the impaired non-compete agreement asset was determined using the “comparative business valuation” method, which compares the present value of two streams of the reporting unit’s estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).